Operating Income	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income [Abstract]
Operating Income	REVENUES AND OTHER INCOME
Financial statement line item detail
Revenues amounted to €67,002 in 2024 (€28,565 in 2023, and €20,195 in 2022). Revenues are primarily composed of:
1.Licensing Agreement (Ipsen). In December 2021, GENFIT and Ipsen entered into an exclusive licensing agreement for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
◦In 2024, €48.7 million was attributable to a milestone payment invoiced to Ipsen in June 2024 following the first commercial sale of Iqirvo® (elafibranor) in the U.S. €15.3 million was attributable to previously deferred revenue of €40 million from 2021, in line with the progress in the ELATIVE® clinical study and related expenses incurred during the period, estimated remaining expenses, and the fact that the study was fully transferred in 2024. See Note 23 - Deferred revenue. Lastly, €2.7 million was attributable to royalty revenue from U.S. sales of Iqirvo® (elafibranor) which commenced mid-June.
◦In 2023, €13.3 million was attributable to a milestone invoiced to Ipsen in December 2023 in accordance with the Collaboration and Licensing agreement signed in December 2021. This milestone was earned following the NDA filing acceptance by the FDA and MAA filing acceptance by the EMA for accelerated approval of elafibranor. €8.7 million was attributable to previously deferred revenue of €40 million from 2021 as noted immediately below, in line with the progress in the ELATIVE® clinical study and related expenses incurred during the period.
◦In 2022, €15.9 million was attributable to previously deferred revenue of €40 million from 2021 as noted immediately below, in line with the progress in the ELATIVE® clinical study and expenses incurred during the period.
2.Transition Services Agreements (Ipsen). GENFIT and Ipsen entered into the Transition Services Agreement and Part B Transition Services Agreement, signed in April 2022 and September 2023 respectively, in order to facilitate the transition of certain services related to the Phase 3 ELATIVE® clinical trial until the complete transfer of the responsibility of the trial to Ipsen.
◦In 2024, the services provided under this contract generated €0.1 million in revenue.
◦In 2023, the services provided under this contract generated €6.5 million in revenue.
◦In 2022, the services provided under this contract generated €1.0 million in revenue.
3.Inventory Purchase Agreement (Ipsen). GENFIT and Ipsen also entered into an Inventory Purchase Agreement in 2022, which provided for the purchase by Ipsen of batches of active ingredients and elafibranor products during the second half of 2022.
◦In 2024, no revenue was generated under this contract.
◦In 2023, no revenue was generated under this contract.
◦In 2022, inventory sold to Ipsen under this contract generated €3.3 million in revenue.
4.Other revenue
◦In 2024, other revenue totaled €0.2 million from other ancillary activities.
◦In 2023 and 2022 other revenue was not significant.
Application of IFRS 15 to the Ipsen License Agreement signed in 2021
Performance obligations
We have identified that the agreement provides for four distinct performance obligations:
•The license for elafibranor,
•The completion of the ELATIVE® Phase 3 trial until the end of the double-blind period,
•The knowledge transfer related to elafibranor, as well as support for Ipsen in future undertakings and processes, and
•The provision of drug tablets that may be needed by Ipsen to conduct their clinical trials.
The compensation under this agreement consists of an upfront payment, milestone payments, and royalties on future sales of elafibranor by Ipsen. Besides, it must be noted that, with respect to (i) support services other than the knowledge transfer and (ii) the provision of drug tablets, the agreement provides for separate prices covering all costs borne by the Company to provide those goods and services, therefore constituting in each case an individual and distinct sale price for the relevant goods or service, which is not included in the aforementioned price elements.
We estimate the individual sale price of the clinical trial phase to be €40 million, including forecasted external costs, personnel expenses for the relevant staff, indirect costs pertaining to the work environment of such staff, augmented of a customary margin rate for CRO (Clinical Research Organization) contracting. This calculation of the individual sale price for the clinical trial phase reflects observable price conditions as recommended under IFRS 15.79.c. We used the same method to calculate the individual sale price of the knowledge transfer.
Revenue accounting treatment for periods presented
Regarding the recognition of revenue related to the license, we have applied the following methods:
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen. In 2023, the €13.3 million milestone was triggered by the acceptance of the New Drug Application (NDA) filing by the US Food and Drug Administration (FDA) and Marketing Authorization Application (MAA) by the European Medicines Agency (EMA) for accelerated approval of elafibranor in Primary Biliary Cholangitis (PBC). In 2024, the €48.7 million milestone was triggered in June 2024 following the first commercial sale of Iqirvo® (elafibranor) in the U.S.
Regarding the recognition of revenue related to the Phase 3 ELATIVE® trial until the end of the double-blind period, we have applied the following method:
•The part of the upfront payment allocated to this service will be recognized progressively as completion progresses.
Accounting treatment for future milestones and royalties
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen. Furthermore, we expect to receive future milestone revenue, subject to Iqirvo® (elafibranor) pricing and reimbursement approval in three European countries, representing a total of approximately €26.5 million. Approval will only be considered probable when said approval is actually granted, as this is a regulatory milestone outside of GENFIT's control.
•Royalties are progressively recognized in revenue as sales are completed by Ipsen, in accordance with the IFRS 15 except for royalties constituting variable income.
Application of IFRS 15 to the Ipsen Inventory Purchase Agreement signed in 2022
In 2022, GENFIT and Ipsen entered into an Inventory Purchase Agreement, pursuant to which Ipsen purchased inventory from GENFIT, namely the elafibranor active pharmaceutical ingredient and related drug product, during the second half of 2022 with the prospect of transferring the conduct of the ELATIVE® study to Ipsen. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized when inventory is provided to Ipsen.
Application of IFRS 15 to the Ipsen Transition Services Agreement signed in 2022
In 2022, GENFIT and Ipsen entered into a Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis (PBC). This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed.
Application of IFRS 15 to the Ipsen Part B Transition Services Agreement signed in 2023
In 2023, GENFIT and Ipsen entered into a Part B Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis (PBC). This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed.
Other income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
CIR tax credit	6,017	5,807	3,415
Government grants and subsidies	34	3,340	275
Other operating income	320	464	247
TOTAL	6,371	9,610	3,937
CIR tax credit
The research tax credit (CIR) amounted to €3,415 in 2024 (€5,807 in 2023 and €6,017 in 2022), due to a reduction in eligible research and development expenses. It is important to note that this amount includes i) the 2024 CIR of €3.9 million, ii) a reduction of €0.7 million following the conclusion of the tax audit relating to the 2019 and 2020 financial years, and iii) an increase of €0.2 million in late payment interest collected for the 2022 and 2023 CIRs.
The Company was subject to a tax audit covering the 2019 and 2020 financial years (including the CIR declared for these financial years), which began on December 10, 2021 and continued until December 2024. Refer to Note 11 - "Income tax".
Government grants and subsidies
Government grants and subsidies amounted to €275 in 2024 (€3,340 in 2023 and €34 in 2022). There was a one-time cancellation of €3,229 refundable government grant from Bpifrance (the BPI France IT-DIAB). Refer to Note 20.2 - Breakdown of other loans and borrowings.